UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-22106

Tortoise Power & Energy Infrastructure Fund, Inc.
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

P. Bradley Adams
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record

Vote Summary
RICE MIDSTREAM PARTNERS LP
Security		762819100		Meeting Type		Special
Ticker Symbol		RMP		Meeting Date		20-Jul-2018
ISIN		US7628191006
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To consider and vote on a proposal to approve the
Agreement and Plan of Merger, dated as of April 25,
2018, by and among EQT Midstream Partners, LP, EQT
Midstream Services, LLC, EQM Acquisition Sub, LLC,
EQM GP Acquisition Sub, LLC, Rice Midstream Partners
LP, Rice Midstream Management LLC and, ...(DUE TO
SPACE LIMITS, SEE PROXY STATEMENT FOR FULL
PROPOSAL)
			Management	For	For
CHENIERE ENERGY PARTNERS LP HLDGS LLC
Security		16411W108		Meeting Type		Consent
Ticker Symbol		CQH		Meeting Date		20-Sep-2018
ISIN		US16411W1080
Item	Proposal		Proposed by	Vote	For/Against Management
1.
Approval of the merger of CQH with and into Columbia
Acquisition Sub LLC (Merger Sub), a wholly owned
subsidiary of Cheniere Energy, Inc. (Cheniere), with
Merger Sub continuing as the surviving entity, and
approval of the Agreement and Plan of Merger, as such
agreement may be amended from time to time, by and
among Cheniere, Merger Sub and CQH.
			Management	For	For
ENERGY TRANSFER PARTNERS, L.P.
Security		29278N103		Meeting Type		Special
Ticker Symbol		ETP		Meeting Date		18-Oct-2018
ISIN		US29278N1037
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To consider and vote on a proposal to adopt the
Agreement and Plan of Merger, dated as of August 1,
2018 (as may be amended from time to time, the "merger
agreement"), by and among Energy Transfer Equity, L.P.
("ETE"), LE GP, LLC, the general partner of ETE,
Streamline Merger Sub, LLC, a wholly owned subsidiary
of ETE ("ETE Merger Sub"), Energy Transfer Partners,
L.P. ("ETP") and Energy Transfer Partners, L.L.C., as the
general partner of Energy Transfer Partners GP, L.P., the
general partner of ETP, and the transactions
contemplated thereby.
			Management	For	For
2.
To consider and vote on a proposal to approve the
adjournment of the special meeting, if necessary, to
solicit additional proxies if there are not sufficient votes to adopt the merger agreement and the transactions
contemplated thereby at the time of the special meeting.
			Management	For	For
ENBRIDGE ENERGY MANAGEMENT, L.L.C.
Security		29250X103		Meeting Type		Special
Ticker Symbol		EEQ		Meeting Date		17-Dec-2018
ISIN		US29250X1037
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To approve the Agreement and Plan of Merger, dated as
of September 17, 2018 (as it may be amended from time
to time, the "EEQ merger agreement"), entered into by
and among Enbridge Energy Management, L.L.C.
("EEQ"), Enbridge Inc. ("Enbridge"), Winter Acquisition
Sub I, Inc. ("Merger Sub") and, solely for purposes of
Article I, Section 2.4 and Article X therein, Enbridge
Energy Company, Inc. (the "General Partner") (the "EEQ
Merger Proposal").
			Management	Against	Against
2.
To waive Section 9.01(a)(v) of the Amended and
Restated Limited Liability Company Agreement of EEQ,
dated as of October 17, 2002, as amended (the "EEQ
LLC Agreement"), in connection with the merger provided
for in the EEQ merger agreement (the "Waiver
Proposal").
			Management	Against	Against
3.
To adopt an amendment to the EEQ LLC Agreement (a
form of which is attached as Exhibit A to the EEQ merger
agreement) to increase certain voting rights to which the
record holders of all of the outstanding listed shares of
EEQ are entitled (the "EEQ LLC Agreement Amendment
Proposal").
			Management	Against	Against
4.
To approve the adjournment of the special meeting from
time to time, if necessary to solicit additional proxies if
there are not sufficient votes to approve the EEQ Merger
Proposal, the Waiver Proposal or the EEQ LLC
Agreement Amendment Proposal, at the time of the
special meeting.
			Management	Against	Against
5.
To approve the Agreement and Plan of Merger, entered
into by and among Enbridge Energy Partners, L.P.
("EEP"), the General Partner, EEQ, Enbridge, Enbridge
(U.S.) Inc., Winter Acquisition Sub II, LLC and, solely for
purposes of Article I, Article II and Article XI therein,
Enbridge US Holdings Inc., in order to determine how the
EEP i-units will be voted at the special meeting in which
the EEP unitholders will vote on the EEP merger
agreement (the "EEP special meeting") on the proposal
to approve the EEP merger agreement.
			Management	Against	Against
6.
To approve the adjournment of the EEP special meeting
from time to time, if necessary to solicit additional proxies if there are not sufficient votes to approve the EEP
merger agreement at the time of the EEP special
meeting, in order to determine how the EEP i-units will be
voted at the EEP special meeting on the proposal to
approve the EEP merger agreement.
			Management	Against	Against
ENLINK MIDSTREAM PARTNERS, LP
Security		29336U107		Meeting Type		Special
Ticker Symbol		ENLK		Meeting Date		23-Jan-2019
ISIN		US29336U1079
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To approve the Agreement and Plan of Merger, dated as
of October 21, 2018 ("Merger Agreement"), by and
among EnLink Midstream, LLC ("ENLC"), EnLink
Midstream Manager, LLC, the managing member of
ENLC, NOLA Merger Sub, LLC, a wholly-owned
subsidiary of ENLC ("Merger Sub"), EnLink Midstream
Partners, LP ("ENLK"), and EnLink Midstream GP, LLC.
			Management	For	For
2.
To consider and vote upon a proposal to approve the
adjournment of the special meeting to a later date or
dates, if necessary or appropriate, to solicit additional
proxies in the event there are not sufficient votes at the
time of the special meeting to approve Proposal 1.
			Management	For	For
WESTERN GAS PARTNERS, LP
Security		958254104		Meeting Type		Special
Ticker Symbol		WES		Meeting Date		27-Feb-2019
ISIN		US9582541044
Item	Proposal		Proposed by	Vote	For/Against Management
1.
To approve the Contribution Agreement and Agreement
and Plan of Merger, dated as of November 7, 2018 (the
Merger Agreement), by and among Anadarko Petroleum
Corporation (Anadarko), Anadarko E&P Onshore LLC,
Western Gas Equity Partners, LP (WGP), Western Gas
Equity Holdings, LLC, Western Gas Partners, LP (WES),
Western Gas Holdings, LLC, Clarity Merger Sub, LLC
and other affiliates of Anadarko and WES. Due to
systems limitations, please see the proxy statement for
the full proposal.
			Management	For	For
2.
To approve the adjournment of the special meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes to approve the Merger Agreement and the
transactions contemplated thereby, including the Merger,
at the time of the special meeting.
			Management	For	For
NUSTAR ENERGY L.P.
Security		67058H102		Meeting Type		Annual
Ticker Symbol		NS		Meeting Date		23-Apr-2019
ISIN		US67058H1023
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Election of Directors:		Management	For	For
	01)	J. Dan Bates
	02)	James F. Clingman, Jr.
	03)	Dan J. Hill
2.	To approve the NuStar Energy L.P. 2019 Long-Term Incentive Plan.		Management	For	For
3.	To ratify the appointment of KPMG LLP as NuStar Energy L.P.'s independent registered public accounting firm for 2019.		Management	For	For
4.	To approve an advisory resolution on executive compensation.		Management	For	For
5.	To recommend, by advisory vote, the frequency of future advisory votes on executive compensation.		Management	3 Years	For
MAGELLAN MIDSTREAM PARTNERS,L.P.
Security		559080106		Meeting Type		Annual
Ticker Symbol		MMP		Meeting Date		25-Apr-2019
ISIN		US5590801065
Item	Proposal		Proposed by	Vote	For/Against Management
1.	Election of Directors:		Management
	01	Walter R. Arnheim		For	For
	02	Lori A. Gobillot		For	For
	03	Edward J. Guay		For	For
2.	Advisory Resolution to Approve Executive Compensation		Management	For	For
3.	Ratification of Appointment of Independent Auditor for 2019		Management	For	For
ENBRIDGE INC.
Security		29250N105		Meeting Type		Annual
Ticker Symbol		ENB		Meeting Date		08-May-2019
ISIN		CA29250N1050

Item	Proposal		Proposed by	Vote	For/Against Management
1.01	Election of Directors: Pamela L. Carter		Management	Abstain	Against
1.02	Election of Directors: Marcel R. Coutu		Management	Abstain	Against
1.03	Election of Directors: Susan M. Cunningham		Management	Abstain	Against
1.04	Election of Directors: Gregory L. Ebel		Management	Abstain	Against
1.05	Election of Directors: J. Herb England		Management	Abstain	Against
1.06	Election of Directors: Charles W. Fischer		Management	Abstain	Against
1.07	Election of Directors: V. Maureen Kempston Darkes		Management	Abstain	Against
1.08	Election of Directors: Teresa S. Madden		Management	Abstain	Against
1.09	Election of Directors: Al Monaco		Management	Abstain	Against
1.10	Election of Directors: Michael E.J. Phelps		Management	Abstain	Against
1.11	Election of Directors: Dan C. Tutcher		Management	Abstain	Against
1.12	Election of Directors: Catherine L. Williams		Management	Abstain	Against
2.	Appoint the auditors: Appoint PricewaterhouseCoopers LLP as auditors at remuneration to be fixed by the Board of Directors.		Management	For	For
3.	Approve the Enbridge Inc. 2019 Long Term Incentive Plan and ratify the grants of stock options thereunder.		Management	For	For
4.	Advisory vote to approve compensation of Named Executive Officers.		Management	For	For
GASLOG PARTNERS LP
Security		Y2687W108		Meeting Type		Annual
Ticker Symbol		GLOP		Meeting Date		10-May-2019
ISIN		MHY2687W1084

Item	Proposal		Proposed by	Vote	For/Against Management
1.	To elect Robert B. Allardice III as class I Director to serve for three-year term until the 2022 annual meeting or until his successor has been elected or appointed.		Management	For	For
2.	To ratify the appointment of Deloitte LLP as our independent auditors for the fiscal year ending December 31, 2019.		Management	For	For
PLAINS GP HOLDINGS, L.P.
Security		72651A207		Meeting Type		Annual
Ticker Symbol		PAGP		Meeting Date		15-May-2019
ISIN		US72651A2078
Item	Proposal		Proposed by	Vote	For/Against Management
1.	The election for two Class II directors to serve on the Board until 2022 annual meeting.		Management	For	For
Victor Burk
Gary R. Petersen
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2019.		Management	For	For
3.	The approval, on a non-binding advisory basis, of our named executive officer compensation.		Management	For	For
ONEOK, INC.
Security		682680103		Meeting Type		Annual
Ticker Symbol		OKE		Meeting Date		22-May-2019
ISIN		US6826801036
Item	Proposal		Proposed by	Vote	For/Against Management
1.01	Election of directors: Brian L. Derksen		Management	For	For
1.02	Election of directors: Julie H. Edwards		Management	For	For
1.03	Election of directors: John W. Gibson		Management	For	For
1.04	Election of directors: Mark W. Helderman		Management	For	For
1.05	Election of directors: Randall J. Larson		Management	For	For
1.06	Election of directors: Steven J. Malcolm		Management	For	For
1.07	Election of directors: Jim W. Mogg		Management	For	For
1.08	Election of directors: Pattye L. Moore		Management	For	For
1.09	Election of directors: Gary D. Parker		Management	For	For
1.10	Election of directors: Eduardo A. Rodriguez		Management	For	For
1.11	Election of directors: Terry K. Spencer		Management	For	For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2019.		Management	For	For
3.	An advisory vote to approve ONEOK, Inc.'s executive compensation.		Management	For	For
TARGA RESOURCES CORP.
Security		87612G101		Meeting Type		Annual
Ticker Symbol		TRGP		Meeting Date		30-May-2019
ISIN		US87612G1013
Item	Proposal		Proposed by	Vote	For/Against Management
1.01	Election of Directors: Waters S. Davis, IV		Management	For	For
1.02	Election of Directors: Rene R. Joyce		Management	For	For
1.03	Election of Directors: Chris Tong		Management	For	For
2.	Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2019.		Management	For	For
3.	Approval, on an advisory basis, of the compensation of the Company's named executive officers, as disclosed in the proxy statement pursuant to the compensation disclosure rules of the SEC.		Management	For	For
BUCKEYE PARTNERS, L.P.
Security		118230101		Meeting Type		Annual
Ticker Symbol		BPL		Meeting Date		04-Jun-2019
ISIN		US1182301010
Item	Proposal		Proposed by	Vote	For/Against Management
1.	The election of three Class III directors to serve on our general partner's board of directors until our 2022 annual meeting of limited partners.		Management	For	For
Oliver G. Richard, III
Clark C. Smith
Frank S. Sowinski
2.	The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2019.		Management	For	For
3.	The approval, in an advisory vote, of the compensation of Buckeye's named executive officers as described in our proxy statement pursuant to Item 402 of Regulation S-K.		Management	For	For
EQUITRANS MIDSTREAM CORPORATION
Security		294600101		Meeting Type		Annual
Ticker Symbol		ETRN		Meeting Date		11-Jun-2019
ISIN		US2946001011
Item	Proposal		Proposed by	Vote	For/Against Management
1.	To elect seven (7) directors to the Board of Directors of the Company to serve until the next annual meeting of shareholders.		Management	For	For
Vicky A. Bailey
Kenneth M. Burke
Margaret K. Dorman
Thomas F. Karam
David L. Porges
Norman J. Szydlowski
Robert F. Vagt
2.	To approve, on an advisory basis, the compensation of the Company's named executive officers for 2018.		Management	For	For
3.	To approve, on an advisory basis, the frequency of future advisory votes on executive compensation.		Management	1 Year	For
4.	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2019.		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE POWER AND ENERGY INFRASTRUCTURE FUND, INC.

Date: August 29, 2019	By:	/s/ P. Bradley Adams P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer